Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
Amortization expense	$ 2,990	$ 3,238	$ 4,189
Impairment losses	49,778
Cost of revenues
Intangible assets, net
Amortization expense	2,783	3,070	4,187
Sales and marketing expenses
Intangible assets, net
Amortization expense	22	12
General and administrative expenses
Intangible assets, net
Amortization expense	$ 185	$ 156	$ 2